Capital Commitments	12 Months Ended
Dec. 31, 2017
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Capital Commitments
24.	CAPITAL COMMITMENTS

	As of December 31,
	2016	2017	2017
	RMB’000	RMB’000	US$’000
Capital expenditure contracted for but not provided in the consolidated financial statements in respect of:
- acquisition of property, plant and equipment	1,965	1,540	237